Other Non-current Liabilities - Summary of Other Non-current Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Other Non Current Liabilities [Abstract]
Research and development subsidies	$ 0.6	$ 0.9	$ 1.5
Profit sharing scheme	8.7	12.7	18.0
Other non-current liabilities	8.6	7.8
Other non-current liabilities	$ 17.9	$ 21.4	$ 19.5